Voya Large Cap Growth Portfolio Performance Management - Voya Large Cap Growth Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index and an additional index with investment characteristics similar to those of the Portfolio for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in expenses between the two classes. If adjusted for such differences, returns would be different.Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index and an additional index with investment characteristics similar to those of the Portfolio for the same period.
Performance Additional Market Index [Text]	 The Portfolio continues to use the Russell 1000 ® Growth Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
Bar Chart [Heading]	Calendar Year Total Returns Class ADV  <br/>(as of December 31 of each year)
Bar Chart Closing [Text Block]	Best quarter:2nd Quarter 202024.20%Worst quarter:2nd Quarter 2022-22.48%
Performance Table Heading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Russell 1000® Growth Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The index returns do not reflect deductions for fees, expenses, or taxes.
Class ADV
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	24.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(22.48%)
Lowest Quarterly Return, Date	Jun. 30, 2022